Other Non-Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Other Non-Current Liabilities [Abstract]
Schedule of Other Non-Current Liabilities	The amount of other non-current liabilities consisted of the following:
	September 30, 2024	September 30, 2023
Tenant deposit	$243,314	$237,472